Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends | $	$ 0	$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 6.55	$ 6.55
Strike price (in USD per share)	$ 6.55	$ 6.55
Expected volatility	70.00%	70.00%
Award life | shares	6.08	6.08
Risk-free interest rate	249.00%	1.46%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 14.83	$ 19.69
Strike price (in USD per share)	$ 14.83	$ 19.69
Expected volatility	75.00%	75.00%
Risk-free interest rate	3.05%	3.05%